Calvert
Responsible Municipal Income Fund
September 30, 2025
Schedule of Investments (Unaudited)

Corporate Bonds — 2.2%

Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 0.8%
Conservation Fund, 3.474%, 12/15/29	$3,453	$ 3,255,960
		$ 3,255,960
Financial — 1.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$5,000	$ 4,551,898
		$ 4,551,898
Other Revenue — 0.3%
Nature Conservancy, Series A, 0.944%, 7/1/26	$1,285	$ 1,246,096
		$ 1,246,096
Total Corporate Bonds (identified cost $9,694,519)		$9,053,954

Tax-Exempt Mortgage-Backed Securities — 3.3%

Security	Principal Amount (000's omitted)	Value
Housing — 3.3%
National Finance Authority, NH, Municipal Certificates:
Series 2022-1, Class A, 4.375%, 9/20/36	$2,871	$ 2,840,332
Series 2022-2, Class A, 4.00%, 10/20/36	2,879	2,764,079
Series 2024-2, Class A, 3.625%, 8/20/39	1,486	1,392,006
Series 2024-3, Class A, 4.164%, 10/1/51(1)	2,483	2,377,800
Washington Housing Finance Commission, Municipal Certificates, Series 2024-1, Class A, 4.22%, 3/1/50(1)	3,976	3,825,324
Total Tax-Exempt Mortgage-Backed Securities (identified cost $13,006,935)		$ 13,199,541

Tax-Exempt Municipal Obligations — 86.3%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Indianapolis Local Public Improvement Bond Bank, IN, Green Bonds, 5.00%, 1/1/52	$2,000	$ 2,071,065
Michigan Finance Authority, (Clean Water Revolving Fund), 3.00%, 10/1/37	1,390	1,274,104
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.25%, 9/15/52	3,000	3,140,025
Oklahoma Water Resources Board, 4.00%, 10/1/44	3,055	2,925,621
		$ 9,410,815
Security	Principal Amount (000's omitted)	Value
Education — 5.5%
Arizona State University:
Green Bonds, 5.00%, 7/1/42	$2,000	$ 2,006,030
Green Bonds, 5.00%, 7/1/43	1,850	1,895,330
Build NYC Resource Corp., NY, (Academic Leadership Charter School):
4.00%, 6/15/26	120	119,625
4.00%, 6/15/27	80	80,776
4.00%, 6/15/30	100	101,280
4.00%, 6/15/31	100	100,974
California Enterprise Development Authority, (Rocklin Academy), 5.00%, 6/1/34(2)	500	520,660
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,010,632
Maricopa County Industrial Development Authority, AZ, (Arizona Autism Charter Schools), Social Bonds, 4.00%, 7/1/31(2)	250	249,674
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 3.00%, 7/1/31(2)	500	478,694
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 4.25%, 10/1/44	75	71,613
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	2,480	2,509,482
Navajo County Unified School District No. 27, AZ, 5.50%, 7/1/35	1,300	1,449,030
New York Dormitory Authority:
Sustainability Bonds, 5.00%, 7/1/41	225	242,785
Sustainability Bonds, 5.00%, 7/1/42	250	267,136
Ohio Higher Educational Facility Commission, (Oberlin College), Green Bonds, 5.00%, 10/1/48	4,000	4,113,001
Pennsylvania Higher Educational Facilities Authority:
4.00%, 6/15/36	1,160	1,162,513
Escrowed to Maturity, 4.00%, 6/15/36	235	247,279
Prerefunded to 6/15/26, 4.00%, 6/15/36	20	20,155
Public Finance Authority, WI, (Coral Academy of Science Las Vegas), 4.00%, 7/1/41	1,000	882,657
Public Finance Authority, WI, (Roseman University of Health Sciences), 4.00%, 4/1/32(2)	765	753,044
Texas Tech University System, 5.00%, 2/15/42	1,000	1,076,038
University of South Carolina, 5.00%, 5/1/46	2,485	2,569,591
		$21,927,999
Electric Utilities — 3.6%
Douglas County Public Utility District No. 1, WA:
4.00%, 9/1/39	$2,000	$2,016,206
4.00%, 9/1/40	2,000	2,001,121
Grant County Public Utility District No. 2, WA, (Priest Rapids Hydroelectric Project), 5.00%, 1/1/40	1,525	1,641,611
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,035	1,035,171
Missouri Joint Municipal Electric Utility Commission, Green Bonds, 5.25%, 12/1/43	2,000	2,134,883
Tacoma, WA, Electric System Revenue:
Green Bonds, 5.00%, 1/1/44	830	879,804

Calvert
Responsible Municipal Income Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Tacoma, WA, Electric System Revenue: (continued)
Green Bonds, 5.00%, 1/1/49	$3,000	$ 3,123,116
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,103,894
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	684,290
		$ 14,620,096
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Escrowed to Maturity, 4.00%, 4/1/32(2)	$10	$ 10,369
		$ 10,369
General Obligations — 17.0%
Antelope Valley Community College District, CA, (Election of 2016), 5.25%, 8/1/42	$3,000	$3,274,989
Athens Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/45	3,510	3,670,062
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	3,871,466
California, 4.00%, 9/1/32	1,000	1,008,733
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/42	2,070	2,247,264
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,854
Chicago Board of Education, IL:
5.00%, 12/1/34	2,160	2,174,315
5.25%, 12/1/36	4,000	4,095,448
5.25%, 12/1/39	2,000	1,988,913
Clear Creek Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,500	2,893,314
Detroit, MI:
Social Bonds, 5.25%, 5/1/31	600	663,052
Social Bonds, 5.25%, 5/1/32	600	668,366
Foothill-De Anza Community College District, CA, (Election of 2020), 5.00%, 8/1/44	230	251,091
Groton, CT, Green Bonds, 4.125%, 4/1/42	1,000	1,002,853
Hawaii, 4.00%, 10/1/34	2,000	2,012,421
Howell Public Schools, MI:
5.00%, 5/1/40	1,300	1,403,810
5.00%, 5/1/41	1,500	1,608,302
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/36	3,425	3,505,630
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/38	2,000	2,247,722
5.25%, 8/1/40	1,200	1,323,620
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,180	2,189,815
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/36	2,035	2,357,165
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/45	2,300	2,540,732
Metropolitan Water Reclamation District of Greater Chicago, IL, Green Bonds, 5.00%, 12/1/45	3,000	3,001,471
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon City School District No. 62, OR:
5.00%, 6/15/42	$1,750	$ 1,885,466
5.00%, 6/15/45	755	798,727
Pasadena, CA, (Central Library), 5.00%, 9/1/51	2,980	3,196,497
Passaic County Improvement Authority, NJ, (Paterson Board of Education), Green Bonds, 3.00%, 2/1/42	1,175	990,448
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,258,188
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/45	1,250	1,217,470
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	3,000	3,042,544
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/42	3,000	3,316,871
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,410	1,415,379
		$68,372,998
Hospital — 7.8%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta, Inc.), 4.00%, 7/1/49	$1,965	$1,760,222
Collier County Industrial Development Authority, FL, (NHC Healthcare System), 5.00% to 10/1/31 (Put Date), 10/1/54	3,000	3,286,710
Huntsville Health Care Authority, AL, (HH Health System), 5.00% to 6/1/30 (Put Date), 6/1/53	5,000	5,440,495
Indiana Finance Authority, (Good Samaritan Hospital):
4.00%, 4/1/35	1,205	1,178,567
4.00%, 4/1/36	2,520	2,444,105
Indiana Finance Authority, (Indiana University Health), 5.00%, 10/1/41	1,250	1,340,875
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500	508,764
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	1,900	1,714,289
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 5.25%, 2/29/40	600	647,018
Green Bonds, 5.25%, 2/28/41	1,100	1,173,945
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	1,800	1,613,988
4.00%, 11/15/49	1,105	979,071
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/40	1,000	1,066,225
5.25%, 11/1/41	875	924,012
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00% to 11/15/30 (Put Date), 11/15/52	2,000	2,186,112
University of Wisconsin Hospitals and Clinics Authority, Green Bonds, 4.00%, 4/1/44	1,460	1,375,555
Wisconsin Health and Educational Facilities Authority, (Ascension Health Credit Group), 4.00%, 11/15/39	4,000	3,817,600
		$31,457,553

Calvert
Responsible Municipal Income Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 17.7%
Build NYC Resource Corp., NY, (Urban Resource Institute), 5.375%, 12/1/46	$500	$ 530,785
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, Social Bonds, 4.00%, 8/15/44	1,000	909,577
California Municipal Finance Authority, (Terry Manor Apartments), (FNMA), Sustainability Bonds, 4.20%, 8/1/40	3,960	3,946,185
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	1,250	1,124,904
Denver City and County Housing Authority, CO, Sustainability Bonds, 4.50%, 7/1/41	2,000	2,010,115
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,954,339
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	5,000	4,992,758
FW Texas Street Public Facility Corp., TX, 5.00%, 5/1/38	2,500	2,530,903
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/31	1,020	1,050,581
4.00%, 5/15/34	1,145	1,161,236
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/38	800	829,716
Indiana Housing and Community Development Authority, SFMR:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.35%, 7/1/37	1,000	1,015,870
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.60%, 7/1/42	1,000	1,017,928
Los Angeles Housing Authority, CA, (FNMA), 3.75%, 4/1/34	1,975	1,973,139
Maine Housing Authority, Social Bonds, 4.15%, 11/15/42	1,590	1,550,620
Maryland Community Development Administration, (Villages at Marley Station), (FNMA), Sustainability Bonds, 4.35%, 2/1/44	3,970	3,841,162
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,560,601
4.35%, 7/1/50	550	531,807
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	1,000	1,053,159
Massachusetts Housing Finance Agency:
(AMT), 3.30%, 12/1/28	550	545,811
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.40%, 12/1/38	1,475	1,493,939
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.70%, 12/1/43	2,000	2,011,866
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 3.85%, 4/1/32	3,190	3,256,147
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	3,430	3,407,543
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	1,786,358
Sustainable Development Bonds, 1.75%, 11/1/32	990	861,093
Sustainable Neighborhood Bonds, 3.80%, 11/1/30	965	965,616
New York Housing Finance Agency:
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), (SONYMA), 2.85%, 11/1/39	1,980	1,653,768
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency: (continued)
Sustainability Bonds, (SONYMA), 2.50% to 5/1/27 (Put Date), 11/1/60	$745	$ 740,179
Oregon Housing and Community Services Department, (Redmond Landing Apartments), (FNMA), 4.33%, 11/1/43	2,145	2,112,613
Pennsylvania Housing Finance Agency, SFMR:
3.90%, 10/1/35	930	930,078
Social Bonds, 0.95%, 10/1/28	1,025	948,666
Social Bonds, 4.30%, 10/1/42	2,560	2,518,164
Social Bonds, 4.40%, 10/1/38	1,500	1,521,771
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/34	1,100	1,175,945
5.00%, 6/1/39	960	998,315
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	689,261
Seattle Housing Authority, WA, (Juniper Apartments):
4.375%, 12/1/30	1,000	1,024,190
5.00%, 6/1/27	500	508,776
Utah Housing Corp., 4.00%, 1/1/36	755	755,672
Virginia Housing Development Authority, 4.10%, 10/1/27	4,000	4,002,797
Washington Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/44	1,000	1,045,873
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,495	1,502,774
Wisconsin Housing and Economic Development Authority, 3.875% to 5/1/27 (Put Date), 11/1/54	1,210	1,210,950
		$71,253,550
Industrial Development Revenue — 2.0%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$1,000	$1,046,559
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	850	849,844
Henderson, KY, (Pratt Paper, LLC), (AMT), 3.70%, 1/1/32(2)	1,530	1,539,888
Iowa Finance Authority, (LOC: Citibank, N.A.), (AMT), Green Bonds, 3.875% to 4/1/26 (Put Date), 1/1/42	1,445	1,442,534
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(2)	2,000	1,821,449
Valparaiso, IN, (Pratt Paper (IN) LLC), (AMT), 4.875%, 1/1/44(2)	1,250	1,243,677
		$7,943,951
Insured - Electric Utilities — 0.7%
New York Power Authority:
(AG), Green Bonds, 5.25%, 11/15/41	$1,500	$1,665,058
(AG), Green Bonds, 5.25%, 11/15/42	1,000	1,097,526
		$2,762,584

Calvert
Responsible Municipal Income Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.8%
Maricopa County Elementary School District No. 8 Osborn, AZ:
(BAM), 5.00%, 7/1/41(3)	$850	$ 917,332
(BAM), 5.00%, 7/1/43(3)	1,300	1,376,675
Sparta Area School District, WI, (AG), 3.00%, 3/1/40	1,300	1,097,684
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/41	1,130	1,250,934
Whatcom County Public Utility District No. 1, WA:
(AMT), (BAM), 5.25%, 12/1/40	1,220	1,294,739
(AMT), (BAM), 5.50%, 12/1/41	1,000	1,074,242
		$7,011,606
Insured - Lease Revenue/Certificates of Participation — 0.2%
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/42(3)	$900	$941,275
		$941,275
Insured - Solid Waste — 0.0%†
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center):
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/28	$15	$15,925
Green Bonds, (AG), (AMT), Escrowed to Maturity, 5.00%, 9/1/30	15	16,203
		$32,128
Insured - Special Tax Revenue — 0.5%
Gilbert Community School District, IA, Infrastructure Sales Services and Use Tax Revenue, (AG), 4.375%, 6/1/43	$1,965	$1,920,391
		$1,920,391
Insured - Transportation — 0.2%
Ohio, (Portsmouth Gateway Group, LLC), (AG), (AMT), 5.00%, 12/31/30	$610	$610,550
		$610,550
Insured - Water and Sewer — 2.3%
Atlanta, GA, Water and Wastewater Revenue, (BAM), Green Bonds, 4.00%, 11/1/43	$1,350	$1,298,505
Berkeley County Public Service District, WV, Water Revenue:
(BAM), Green Bonds, 4.25%, 12/1/49	1,250	1,221,820
(BAM), Green Bonds, 5.00%, 12/1/38	500	541,009
(BAM), Green Bonds, 5.00%, 12/1/39	330	354,759
(BAM), Green Bonds, 5.00%, 12/1/40	500	534,355
Carmel, IN, Waterworks Revenue, (BAM), 5.25%, 5/1/51	1,375	1,421,226
Chicago, IL, Wastewater Transmission Revenue, (AG), 5.00%, 1/1/39	1,000	1,064,348
Chicago, IL, Water Revenue, (AG), 5.00%, 11/1/38	1,000	1,064,030
Eagle River Water and Sanitation District, CO, (AG), 4.00%, 12/1/52	1,820	1,639,913
		$9,139,965
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 3.9%
Avon Community School Building Corp., IN, 5.50%, 7/15/41	$1,000	$ 1,096,552
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	4,000	4,179,953
Columbus Multi School Building Corp., IN, 5.00%, 7/15/42(3)	815	864,721
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,145	1,135,444
Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	400	400,144
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/35	1,200	1,326,657
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,465	1,483,476
Vail, CO, Certificates of Participation, 5.25%, 12/1/50	1,250	1,310,822
Wasatch County School District Local Building Authority, UT, 5.50%, 6/1/47	3,450	3,661,974
		$15,459,743
Other Revenue — 6.0%
California Community Choice Financing Authority:
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	$4,300	$4,638,320
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	4,000	4,238,251
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,500	1,597,239
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,800,753
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,373,639
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	1,160	1,187,757
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,382,182
Green Bonds, 5.00%, 9/1/36	1,445	1,512,927
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,006,900
4.45%, 11/1/36	1,000	1,013,674
Massachusetts Development Finance Agency, (Seven Hills Foundation and Affiliates Issue), 6.00%, 9/1/50	500	528,008
		$24,279,650
Senior Living/Life Care — 0.9%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 5.25%, 10/1/45	$2,240	$2,310,854
Franklin County, OH, (Ohio Living), 4.00%, 7/1/33	1,500	1,464,824
		$3,775,678
Special Tax Revenue — 4.0%
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/50	$1,000	$1,028,261
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/44	2,500	2,650,293
Regional Transportation District, CO, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/39	1,000	1,011,795

Calvert
Responsible Municipal Income Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Sales Tax Securitization Corp., IL, Social Bonds, 4.00%, 1/1/42	$3,000	$ 2,923,317
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/39	3,000	3,274,322
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/40	3,000	3,333,363
Village of Bellwood, IL, (Bellwood Workforce Housing), 5.00%, 12/1/50	1,000	985,431
Washington Metropolitan Area Transit Authority, D.C., Green Bonds, 4.125%, 7/15/47	1,000	940,814
		$ 16,147,596
Student Loan — 0.0%†
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/30	$100	$ 106,375
		$106,375
Transportation — 5.1%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Green Bonds, (AMT), 5.25%, 7/1/41	$1,500	$1,606,075
Atlanta, GA, Department of Aviation:
Green Bonds, (AMT), 5.25%, 7/1/41	1,000	1,078,309
Green Bonds, (AMT), 5.25%, 7/1/42	1,500	1,603,157
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
Green Bonds, (AMT), 5.00%, 5/15/37	1,760	1,911,929
Green Bonds, (AMT), 5.50%, 5/15/39	3,200	3,470,001
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	1,000	1,037,118
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/45	2,000	1,792,636
Port of Portland, OR, (Portland International Airport):
Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,620,874
Green Bonds, (AMT), 5.25%, 7/1/45	6,000	6,276,036
		$20,396,135
Water and Sewer — 4.8%
Clairton Municipal Authority, PA, Sewer Revenue, 4.00%, 12/1/38	$1,750	$1,699,582
District of Columbia Water and Sewer Authority:
Green Bonds, 5.00%, 10/1/41	1,000	1,088,497
Green Bonds, 5.00%, 10/1/42	1,290	1,388,002
Green Bonds, 5.00%, 10/1/43	2,500	2,671,318
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.25%, 7/1/48	1,000	1,061,203
Honolulu City and County, HI, Wastewater System Revenue:
Green Bonds, 5.25%, 7/1/46	500	542,579
Green Bonds, 5.25%, 7/1/47	600	648,533
Green Bonds, 5.25%, 7/1/50	500	536,674
Green Bonds, 5.25%, 7/1/55	500	533,641
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue, 5.25%, 10/1/40	$1,500	$ 1,623,111
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/42	700	751,076
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	1,000	1,036,877
Oklahoma Water Resources Board, (Clean Water Program), 5.00%, 4/1/41	620	673,626
Santa Clara Valley Water District, CA:
Sustainability Bonds, 5.00%, 8/1/42	225	242,117
Sustainability Bonds, 5.00%, 8/1/47	750	790,830
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,325	2,191,701
Virginia Beach, Storm Water Utility Revenue, 4.00%, 11/15/45	1,870	1,802,607
		$19,281,974
Total Tax-Exempt Municipal Obligations (identified cost $346,502,563)		$346,862,981

Taxable Municipal Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
Education — 0.8%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
1.99%, 4/1/26	$550	$ 541,281
2.19%, 4/1/27	600	573,473
2.38%, 4/1/28	1,190	1,107,121
2.50%, 4/1/29	1,000	905,787
		$ 3,127,662
Electric Utilities — 0.5%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.015%, 11/1/25(2)	$745	$743,420
Green Bonds, 2.52%, 11/1/28(2)	1,205	1,131,159
		$1,874,579
General Obligations — 1.2%
Detroit, MI, Social Bonds, 2.96%, 4/1/27	$750	$735,498
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014):
1.702%, 8/1/30	415	373,307
1.802%, 8/1/31	400	352,246
Los Angeles, CA, Social Bonds, 5.00%, 9/1/26	3,000	3,032,874
Tustin Unified School District, CA, 1.554%, 8/1/29	535	490,811
		$4,984,736

Calvert
Responsible Municipal Income Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 0.1%
University of Wisconsin Hospitals and Clinics Authority, 2.09%, 4/1/28	$590	$ 562,930
		$ 562,930
Housing — 0.1%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park), 2.51%, 6/15/31	$500	$ 456,413
		$ 456,413
Insured - Housing — 0.2%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 2.005%, 7/1/27	$185	$ 176,970
(AG), 2.429%, 7/1/29	275	253,304
(AG), 2.679%, 7/1/31	240	212,944
		$643,218
Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (Offshore Wind Port):
Green Bonds, 5.198%, 3/1/31	$500	$518,262
Green Bonds, 5.298%, 3/1/32	500	520,524
Green Bonds, 5.398%, 3/1/33	500	523,253
		$1,562,039
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 2.361%, 6/1/26	$2,000	$1,980,288
		$1,980,288
Total Taxable Municipal Obligations (identified cost $15,666,816)		$15,191,865
Total Investments — 95.6% (identified cost $384,870,833)		$384,308,341

Other Assets, Less Liabilities — 4.4%	$ 17,587,919
Net Assets — 100.0%	$401,896,260

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $8,492,034 or 2.1% of the Fund's net assets.
(3)	When-issued security.

At September 30, 2025, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California17.0%
Others, representing less than 10% individually76.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 3.2% of total investments.

Abbreviations:
AG	– Assured Guaranty Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SONYMA	– State of New York Mortgage Agency

The Fund did not have any open derivative instruments at September 30, 2025.

Calvert
Responsible Municipal Income Fund
September 30, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,672	$34,436,703	$(34,441,375)	$ —	$ —	$ —	$63,453	—

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$9,053,954	$ —	$9,053,954
Tax-Exempt Mortgage-Backed Securities	—	13,199,541	—	13,199,541
Tax-Exempt Municipal Obligations	—	346,862,981	—	346,862,981
Taxable Municipal Obligations	—	15,191,865	—	15,191,865
Total Investments	$ —	$384,308,341	$ —	$384,308,341
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.